STOCKHOLDERS' EQUITY (Details 7) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding warrants, Beginning	7,603,795	4,880,636
Number of outstanding warrants, Issued in a private placement	2,490,000
Stock Issued During Period Shares Stock Options Exercised	(80,291)
Number of outstanding warrants, A-3 warrants exchanged to A-7		(4,807,711)
Number of outstanding warrants, A-7 warrants granted in exchange to A-3		7,530,870
Number of outstanding warrants, Ending	10,013,504	7,603,795
Weighted Average Exercise Price, Beginning	$ 0.91	$ 0.91
Weighted Average Exercise Price, Issued in a private placement	$ 1.25
Weighted Average Exercise Price, Exercised	$ 0.49	$ 0.91
Weighted Average Exercise Price, A-3 warrants exchanged to A-7		$ 0.91
Weighted Average Exercise Price, A-7 warrants granted in exchange to A-3		$ 0.91
Weighted Average Exercise Price, Ending	$ 1.00	$ 0.91
Weighted Average Life (years), Beginning	4 years 10 months 13 days	5 years 8 months 8 days
Weighted Average Life (years), Issued in a private placement	4 years 6 months 29 days
Weighted Average Life (years), Exercised	5 years 1 month 13 days
Weighted Average Life (years), A-3 warrants exchanged to A-7		4 years 10 months 10 days
Weighted Average Life (years), A-7 warrants granted in exchange to A-3		4 years 10 months 10 days
Weighted Average Life (years), Ending	4 years 14 days	4 years 10 months 13 days